Leases (Weighted Average Remaining Lease Term and Weighted Discounted Rate for Finance and Operating Leases) (Detail)	Jun. 30, 2019
Lessee Lease Disclosure [Line Items]
Weighted average remaining lease term - finance leases	7 years
Weighted average remaining lease term - operating leases	21 years
Weighted average discount rate - finance leases	4.68%
Weighted average discount rate - operating leases	4.61%
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	17 years
Weighted average discount rate - finance leases	4.93%
Weighted average discount rate - operating leases	4.51%
Dominion Energy Gas Holdings, LLC
Lessee Lease Disclosure [Line Items]
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	9 years
Weighted average discount rate - finance leases	4.85%
Weighted average discount rate - operating leases	4.43%